Balanced Allocation Fund Annual Fund Operating Expenses - Balanced Allocation Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.61%
Expenses (as a percentage of Assets)	0.74%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.61%
Expenses (as a percentage of Assets)	0.99%